SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Line Items]
Outstanding stock options and warrants excluded from calculation of diluted net loss per ordinary share	11,267,917	14,913,523	14,085,718
Advertising expense	$ 73,991	$ 40,994	$ 21,473
Severance pay expenses	3,031	1,727	1,117
Severance pay rate	8.33%
Weighted average interest rates of short-term deposits	0.58%
Restricted deposits, weighted average interest rate	0.16%	0.22%
Number of reporting units	1
Goodwill and Intangible Asset Impairment
Maximium plan contribution, percent of annual salary	100.00%
Maximum annual contribution to plan, per employee	17
Employer matching contribution, percent of employee's contribution	4.00%
Defined contribution plan expenses	102	71	41
Income (expenses) related to hedging activity	3,294	(102)	485
Accumulated income (loss) on derivatives	(2,600)	33
Comprehensive loss:
Accumulated foreign currency translation differences	(383)	(296)
Accumulated income (loss) on derivatives	(2,567)	33
Total accumulated other comprehensive loss, net	(2,950)	(263)
Designated as Hedging Instrument [Member]
Significant Accounting Policies [Line Items]
Derivative notional amount	55,156
Accumulated income (loss) on derivatives	2,567
Not Designated as Hedging Instrument [Member]
Significant Accounting Policies [Line Items]
Foreign currency derivative assets, fair value	2,916	160
Foreign currency derivative liabilities, fair value	3,292	474
Foreign currency derivative fair value, net	(376)	(314)
Not Designated as Hedging Instrument [Member] | Foreign Exchange Forward [Member]
Significant Accounting Policies [Line Items]
Derivative notional amount	53,767
Certain employees over 50 years of age [Member]
Significant Accounting Policies [Line Items]
Maximum annual contribution to plan, per employee	$ 22
Maximum [Member]
Significant Accounting Policies [Line Items]
Useful life of intangible assets	9 years
Minimum [Member]
Significant Accounting Policies [Line Items]
Useful life of intangible assets	8 years